Shareholders' Equity	12 Months Ended
Dec. 31, 2017
Shareholders' Equity [Abstract]
SHAREHOLDERS' EQUITY
NOTE 10: -	SHAREHOLDERS’ EQUITY

a.	The number of Ordinary Shares outstanding at December 31, 2017 and 2016 does not include 5,189 Ordinary Shares issued, which are held by a subsidiary, and 30,843 Ordinary Shares issued which are held by the Company.

Ordinary Shares confer all rights to their holders, e.g. voting, equity and receipt of dividends.

b.	Follow-on public offerings:

1.	On May 19, 2016, the Company entered an underwriting agreement related to a follow-on public offering of 1,818,182 Ordinary Shares, at an offering price of $11.00 per share for gross proceeds that amounted to $20,000, before underwriting discounts and commissions and other offering expenses that amounted to $1,455 (“the 2016 Public Offering”).

Under such agreement, the Company granted the underwriters an option, exercisable for 30 days, to purchase up to an additional 272,727 Ordinary Shares at $11.00 per share.

On May 25, 2016, upon the closing of the 2016 Public Offering, the Company issued 2,090,909 Ordinary Shares, including 272,727 shares sold pursuant to full exercise of the underwriters’ option to purchase additional shares, for a total consideration of approximately $21,279, net of issuance costs of $1,721. (See also Note 1c).

2.	On October 20, 2017, the Company entered an underwriting agreement related to a follow-on public offering of 1,444,814 Ordinary Shares, at an offering price of $19.50 per share for gross proceeds that amounted to $28,174, before underwriting discounts and commissions and other offering expenses that amounted to $1,940 (“the 2017 Public Offering”).

Under such agreement, the Company granted the underwriters an option, exercisable for 30 days, to purchase up to an additional 216,722 Ordinary Shares at $19.50 per share.

On October 25, 2017, upon the closing of the 2017 Public Offering, the Company issued 1,661,536 Ordinary Shares, including 216,722 shares sold pursuant to full exercise of the underwriters’ option to purchase additional shares, for a total consideration of approximately $30,206, net of issuance costs of $2,194. (See also Note 1c).

c.	Share option plan:

1.	The Company has granted options under an option plan as follows:

Under the following plan, options are granted for periods not to exceed seven years. Options vest over a period of up to four years from the date of grant. Any options that are cancelled or forfeited before expiration become available for future grants.

a)	The 2013 Share Option Plan:

On April 3, 2013, the Company approved a new Share Option Plan (the “2013 Share Option Plan”). The 2013 Share Option Plan provides for the grant of options to purchase Ordinary Shares. These options are granted pursuant to the 2013 Share Option Plan to provide incentives to employees, directors, consultants and contractors of the Company. In accordance with Section 102 of the Income Tax Ordinance (New Version) - 1961, the Company’s Board of Directors (the “Board”) elected the “Capital Gains Route”.

On October 30, 2016, the Company’s Board resolved to increase the number of shares reserved under the 2013 Share Option Plan, from 1,250,000 to 2,450,000.

b)	On February 19, 2015, the Company’s Board adopted an amendment to the 2013 Share Option Plan pursuant to which the Company may grant options to purchase its Ordinary Shares, restricted shares and RSUs to its employees, directors, consultants and contractors. The 2013 Share Option Plan expires on April 2, 2023.

c)	During the year ended December 31, 2017, the Company’s Board approved the grant of 179,002 options and 105,428 RSUs to certain employees and officers of the Company. The options were granted at exercise prices ranging between $18.90 to $19.85 per share, which was equal to the market value of the Company’s Ordinary Shares at the date of grant. Such options and RSUs have vesting schedules of four years, commencing as of the date of grant.

The total number of Ordinary Shares available for future grants under the 2013 Share Option Plan as of December 31, 2017 is 901,770.

2.	Grants of options in 2017, 2016 and 2015 were at exercise prices equal to the market value of the Ordinary Shares at the date of grant.

3.	Stock options for the year ended December 31, 2017 under the Company’s plans are as follows:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding as of January 1, 2017	624,437	10.47	3.55	$4,576
Granted	179,002	19.48
Exercised	(109,487)	8.13
Expired and forfeited	(14,400)	11.29

Outstanding as of December 31, 2017	679,552	13.20	3.35	$4,517

Vested and expected to vest at December 31, 2017	679,552	13.20	3.35	$4,517

Exercisable as of December 31, 2017	254,850	10.31	2.35	$2,431

The aggregate intrinsic value of options outstanding and exercisable at December 31, 2017 represents the intrinsic value of 679,552 and 254,850 outstanding options that are in-the-money as of December 31, 2017, respectively.

The aggregate intrinsic value in the table above represents the total intrinsic value (the difference between the deemed fair value of the Company’s Ordinary Shares on the last day of fiscal 2017 and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on December 31, 2017. This amount is impacted by the changes in the fair market value of the Company’s Ordinary Shares.

4.	As of December 31, 2017, stock options under the 2013 Share Option Plan are as follows for the year ended December 31, 2017:

	Options outstanding at December 31, 2017			Options exercisable at December 31, 2017
Exercise price	Number outstanding	Weighted average exercise price	Weighted average remaining contractual life	Number exercisable	Weighted average exercise price	Weighted average remaining contractual life
$		$	In years		$	In years

2.71-3.90	25,000	3.21	0.95	25,000	3.21	0.95
5.35-8.60	47,800	6.87	1.58	47,800	6.87	1.58
10.49 – 14.52	427,750	11.87	3.15	182,050	12.19	2.74
18.90-19.85	179,002	19.48	4.62	-	-	-

	679,552			254,850

5.	RSUs for the year ended December 31, 2017 under the Company’s 2013 Share Option Plan are as follows:

	Number of RSUs	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding as of January 1, 2017	193,150	2.02	$3,438
Granted	105,428
Vested	(52,724)
Cancelled	(5,800)

Outstanding as of December 31, 2017	240,054	1.74	$4,765

Vested and expected to vest as of December 31, 2017	240,054	1.74	$4,765

6.	The weighted average fair values of options granted during the years ended December 31, 2017, 2016 and 2015 were $8.08, $6.68 and $4.90, respectively.

7.	The weighted average fair values of RSUs granted during the year ended December 31, 2017, 2016 and 2015 were $19.52, $14.69 and $10.60 per share, respectively.

8.	The following table summarizes the department allocation of the Company’s share-based compensation charges:

	Year ended December 31,
	2017(*)	2016(*)	2015(*)

Cost of revenues	$189	$118	$33
Research and development, net	473	625	529
Sales and marketing, net	499	199	380
General and administrative	1,055	1,529	467

	$2,216	$2,471	$1,409

(*)	Including $1,335, $1,331 and $342 of compensation cost related to RSUs for the year ended December 31, 2017, 2016 and 2015, respectively.

9.	As of December 31, 2017, there are $4,266 of total unrecognized costs related to non-vested share-based compensation and RSUs that are expected to be recognized over a weighted average period of 1.20 years.